Stock Options and Warrants	6 Months Ended	12 Months Ended
	Nov. 30, 2013	May 31, 2013
Stock Options and Warrants

Note 5 - Stock Options and Warrants

The Company has one active stock-based equity plan at November 30, 2013. Pursuant to the 2004 Stock Incentive Plan, as amended, which was approved by the Company’s shareholders in 2005, the Company was authorized to grant options to purchase up to 7,600,000 shares of the Company’s common stock. On December 12, 2012, the Company’s shareholders approved, at its Annual Meeting, the CytoDyn Inc. 2012 Equity Incentive Plan (the “2012 Plan”), which replaced the 2004 Stock Incentive Plan and provides for the issuance of up to 3,000,000 shares of common stock pursuant to various forms of incentive awards allowed under the 2012 Plan. As of November 30, 2013, the Company had 1,742,874 shares available for future stock-based grants under the 2012 Plan.

During the six months ended November 30, 2013, the Company granted options to purchase a total of 233,836 shares of common stock to directors with a exercise prices ranging from $.80 to $.99 per share. These option awards vest at 25% per quarter over one year. The weighted average grant date fair value related to these options was $.48 per share.

During the six months ended November 30, 2013, the Company issued common stock warrants exercisable for five years to investors to purchase a total of 923,072 shares at a price of $0.50 per share. The warrants were issued in connection with the sale of $1,200,000 in convertible promissory notes effective July 31, 2013 (the “July Notes”) (see Note 4). Until October 1, 2013, each holder of a July Note had the right to convert the principal amount of the July Note plus accrued but unpaid interest into Units consisting of two shares of common stock plus a warrant to purchase one share of common stock. Each Unit was valued at $1.30 for purposes of this conversion right. Each Unit warrant issued upon conversion will have an exercise price of $0.75 per share and a five-year term.

During the six months ended November 30, 2013, the Company granted options to purchase 305,000 shares of common stock to a Consultant with an exercise price of $.75 per share and a grant-date fair value of $.43 per share. The option, which will terminate on September 4, 2018, vested as to 50,000 shares on the date of issuance and will vest at the monthly rate of 15,000 shares for each month during which the consulting agreement is in place. The consulting agreement, which has a term of 18 months, may be terminated for any reason after six months.

During the six months ended November 30, 2013, the holder of a warrant covering 50,000 shares exercised the right to purchase such shares at $1.00 per share. Cash proceeds from the exercise of warrants was approximately $50,000 and $193,000 for the six months ended November 30, 2013 and 2012.

During the six months ended November 30, 2013, the Company issued 11,153,850 common stock warrants to investors in the Company’s $14.5 million private equity offering (see Note 6). Investors in the offering purchased Units at $1.30 per Unit, consisting of two shares of common stock plus a warrant to purchase one share of common stock. Each Unit warrant has an exercise price of $.75 per share and a five-year term. In connection with this private placement and pursuant to the Placement Agent Agreement dated June 1, 2013 as amended, the Company issued to its Placement Agent, as additional compensation, a warrant covering 4,940,092 common shares with an exercise price of $.75 per share and a seven-year term. The warrants vest immediately, and had a grant-date fair value of $1.03 per share. The fair value of the warrants was included as a component of equity, increasing and decreasing equity for the fair value of the warrants.

Compensation expense related to stock options and warrants issued as compensation was approximately $261,000, $487,000 and $742,000 and $2,354,000 for the three and six months ended November 30, 2013 and November 30, 2012, respectively. The grant date fair value of options and warrants vested during the three and six month periods ended November 30, 2013 and November 30, 2012 was approximately $459,000, $1,574,000 and $6,433,000 and $8,525,000, respectively. As of November 30, 2013, there was approximately $1,506,000 unrecognized compensation expense related to share-based payments for unvested options, which is expected to be recognized over a weighted average period of 2.09 years.

The following table represents stock option and warrant activity as of and for the six months ended November 30, 2013:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Options and warrants outstanding – May 31, 2013	18,146,938	$1.65	1.86	$140,321
Granted	17,848,540	$0.74
Exercised	(50,000)	$1.00
Forfeited/expired/cancelled	(1,578,645)	$1.40

Options and warrants outstanding – November 30, 2013	34,366,833	$1.19	3.47	$10,474,005

Outstanding exercisable – November 30, 2013	32,570,497	$1.19	3.46	$9,902,708

5 - Stock Options and Warrants

The Company has one stock-based equity plan at May 31, 2013. Pursuant to the 2004 Stock Incentive Plan, as amended, which was originally adopted by the Company’s shareholders in 2005, the Company was authorized to issue options to purchase up to 7,600,000 shares of the Company’s common stock. On December 12, 2012, the Company’s shareholders approved the CytoDyn Inc. 2012 Equity Incentive Plan (the “2012 Plan”), which replaced the 2004 Stock Incentive Plan and provides for the issuance of up to 3,000,000 shares of common stock pursuant to various forms of incentive awards allowed under the 2012 Plan. As of May 31, 2013, the Company had 1,976,710 shares available for future stock-based grants under the 2012 Plan.

During the year ended May 31, 2013, the Company granted a total of 148,290 common stock options to directors with exercise prices ranging from $1.40 to $1.55 per share, which vest in quarterly increments over one year and have an expiration date of five years from the date of grant. The average grant date fair value related to these options was $.89 per share.

During the year ended May 31, 2013, the Company granted a total of 1,225,000 common stock options to employees with exercise prices ranging from $.80 to $1.80 per share. Of the options, 112,500 vested immediately, and 112,500 vest in October 2013. The remaining options vest annually over three years, beginning one year following the grant date. The options have expiration dates that range from three to five years from the date of grant. The average grant date fair value related to these options was $.60 per share.

During the year ended May 31, 2013, the Company granted a total of 515,000 common stock warrants to consultants with exercise prices ranging from $1.00 to $5.00 per share. The warrants have varying vesting terms, but were fully vested in April 2013. The expiration dates for the warrants range from September 2014 to October 2015. The average grant date fair value related to these warrants was $.56 per share.

On July 27, 2012, the Company entered into a Settlement Agreement and Mutual Release (the “Settlement Agreement”) with William Carmichael and Mojdeh Javadi (the “Plaintiffs”) with respect to a complaint filed in December 2011 alleging breach of contract for failure to issue warrants to purchase shares of the Company’s common stock to the Plaintiffs pursuant to a contract entered into between the Company and the Plaintiffs in November 2007, as well as failure to pay compensation to which the Plaintiffs were allegedly entitled pursuant to the Contract described in Note 3 above. In the Settlement, the Company granted warrants to purchase a total of 750,000 common shares to the Plaintiffs at an exercise price of $.25 per share. All compensation expense associated with the warrants was recognized at May 31, 2012, totaling approximately $540,000. All the warrants were exercised during the year ended May 31, 2013. Ms. Javadi is the spouse of the Company’s chief executive officer.

As discussed in Note 4, the Company issued warrants to purchase a total of 8,527,984 common shares to investors. The grant date fair value of the warrants was $.72 per share.

Net cash proceeds from the exercise of common stock warrants and options were $201,000 for the year ended May 31, 2013.

Compensation expense related to stock options and warrants was approximately $3,262,000 and $1,692,000 for the year ended May 31, 2013, and 2012, respectively. The grant date fair value of options and warrants vested during the year ended May 31, 2013 and 2012 was approximately $8,889,000 and $1,562,000, respectively. As of May 31, 2013 there was approximately $1,748,000 of unrecognized compensation costs related to share-based payments for unvested options, which is expected to be recognized over a weighted average period of 1.57 years.

The estimated fair value of options and warrants is determined using the Black-Scholes option valuation model with the following weighted-average assumptions for the periods ended May 31, 2013 and 2012:

	2013	2012
Risk free rate	0.12% - 0.70%	0.12% -.87%
Dividend yield	—	—
Volatility	87% - 102%	93% - 102%
Expected term	1 - 4 years	1 - 4 years

The following table represents stock option and warrants activity for the periods ended May 31, 2013 and 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options and warrants outstanding - May 31, 2011	7,473,576	$1.34	3.84	$10,495,913

Granted	3,456,088	$2.04	—	—
Exercised	(527,500)	$.62	—	—
Forfeited/expired/cancelled	(74,500)	$2.49	—	—

Options and warrants outstanding - May 31, 2012	10,327,664	$1.60	3.20	$2,308,279
Granted	11,166,274	$1.61	—	—
Exercised	(780,000)	$0.26	—	—
Forfeited/expired/cancelled	(2,567,000)	$1.73	—	—

Options and warrants outstanding - May 31, 2013	18,146,938	$1.65	1.86	$140,321

Exercisable - May 31, 2013	16,253,188	$1.68	1.65	$140,321